Loan Receivables	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Loan Receivables

8 LOAN RECEIVABLES

	As of March 31,
	2018	2019
	RMB	RMB
Loan receivables - principals	104,286	123,489
- service fee	1,183	2,045
Allowance for doubtful accounts	(1,222)	(4,633)

Loan receivables, net	104,247	120,901

Allowance for doubtful accounts movement

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	(142)	(251)	(1,222)
Additions	(337)	(1,220)	(3,754)
Reversals	228	196	343
Write-offs	—	53	—

Balance at end of year	(251)	(1,222)	(4,633)